Loans, borrowings, leases, cash and cash equivalents and short-term investments - Lease liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance			$ 1,667
Additions and contact modifications			98
Payments	$ (49)	$ (49)	(104)	$ (99)
Interest	16	17	35	35
Translation adjustment			12
Ending balance	1,708		1,708
Variable lease payments not included in the measurement of lease liabilities	78	$ 10	111	$ 38
Ports
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance			743
Payments			(40)
Interest			14
Translation adjustment			1
Ending balance	718		718
Vessels
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance			533
Payments			(31)
Interest			11
Ending balance	513		513
Pellets plants
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance			137
Additions and contact modifications			37
Payments			(2)
Interest			3
Translation adjustment			8
Ending balance	183		183
Properties
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance			142
Additions and contact modifications			3
Payments			(24)
Interest			2
Translation adjustment			1
Ending balance	124		124
Energy plants
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance			62
Payments			(2)
Interest			3
Ending balance	63		63
Mining equipment and locomotives (i)
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance			50
Additions and contact modifications			58
Payments			(5)
Interest			2
Translation adjustment			2
Ending balance	$ 107		107
Nacala Logistics Corridor
Disclosure Of Lease Liabilities Rollforward Abstract
Additions and contact modifications			$ 53